SCHEDULE OF LEASE LIABILITIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Balance, opening		$ 18,195
Additions
Lease payments		(17,796)
Interest		135
Translation difference		(534)
Right of use assets, ending balance